Short-term borrowings	12 Months Ended
Dec. 31, 2014
Short-term Borrowings Disclosure [Abstract]
Short-term borrowings
Short-term borrowings

	December 31,
(Millions of dollars)	2014	2013	2012
Machinery, Energy & Transportation:
Notes payable to banks	$9	$16	$484
Notes payable to certain former shareholders of Siwei	—	—	152
Commercial paper	—	—	—
	9	16	636
Financial Products:
Notes payable to banks	411	545	418
Commercial paper	3,688	2,502	3,654
Demand notes	600	616	579
	4,699	3,663	4,651
Total short-term borrowings	$4,708	$3,679	$5,287

The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2014	2013	2012
Notes payable to banks	6.8%	6.3%	5.8%
Commercial paper	0.3%	0.5%	0.6%
Demand notes	0.8%	0.8%	0.8%

The notes payable to certain former shareholders of Siwei did not bear interest and were settled during the second quarter of 2013. Please refer to Note 24 for more information. Please refer to Note 18 and Table III for fair value information on short-term borrowings.